LONG-TERM DEBT - 2017 Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 29, 2017
2017 Notes
LONG-TERM DEBT
Principal	$ 300,000	$ 300,000
Series A
LONG-TERM DEBT
Principal	$ 40,000
Interest rate	4.42%
Series B
LONG-TERM DEBT
Principal	$ 100,000
Interest rate	4.64%
Series C
LONG-TERM DEBT
Principal	$ 150,000
Interest rate	4.74%
Series D
LONG-TERM DEBT
Principal	$ 10,000
Interest rate	4.89%